Borrowing and Credit Agreements - Schedule of Long-term Debt Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Borrowings and Credit Agreements
Total debt principal	$ 27,170	$ 27,726
Debt premiums	28	33
Debt discounts and deferred financing costs	(196)	(228)
Long-term debt, net of premiums, discounts and deferred costs	27,002	27,531
Short-term debt (commercial paper)	(1,276)	(1,874)
Current portion of long-term debt	(3,545)	(42)
Long-term debt	22,181	25,615
1.9% senior notes due 2018
Borrowings and Credit Agreements
Total debt principal	$ 2,250	2,250
Interest rate, stated percentage	1.90%
2.25% senior notes due 2018
Borrowings and Credit Agreements
Total debt principal	$ 1,250	1,250
Interest rate, stated percentage	2.25%
2.25% senior notes due 2019
Borrowings and Credit Agreements
Total debt principal	$ 850	850
Interest rate, stated percentage	2.25%
2.8% senior notes due 2020
Borrowings and Credit Agreements
Total debt principal	$ 2,750	2,750
Interest rate, stated percentage	2.80%
2.125% senior notes due 2021
Borrowings and Credit Agreements
Total debt principal	$ 1,750	1,750
Interest rate, stated percentage	2.125%
4.125% senior notes due 2021
Borrowings and Credit Agreements
Total debt principal	$ 550	550
Interest rate, stated percentage	4.125%
2.75% senior notes due 2022
Borrowings and Credit Agreements
Total debt principal	$ 1,250	1,250
Interest rate, stated percentage	2.75%
3.5% senior notes due 2022
Borrowings and Credit Agreements
Total debt principal	$ 1,500	1,500
Interest rate, stated percentage	3.50%
4.75% senior notes due 2022
Borrowings and Credit Agreements
Total debt principal	$ 399	399
Interest rate, stated percentage	4.75%
4% senior notes due 2023
Borrowings and Credit Agreements
Total debt principal	$ 1,250	1,250
Interest rate, stated percentage	4.00%
3.375% senior notes due 2024
Borrowings and Credit Agreements
Total debt principal	$ 650	650
Interest rate, stated percentage	3.375%
5% senior notes due 2024
Borrowings and Credit Agreements
Total debt principal	$ 299	299
Interest rate, stated percentage	5.00%
3.875% senior notes due 2025
Borrowings and Credit Agreements
Total debt principal	$ 2,828	2,828
Interest rate, stated percentage	3.875%
2.875% senior notes due 2026
Borrowings and Credit Agreements
Total debt principal	$ 1,750	1,750
Interest rate, stated percentage	2.875%
6.25% senior notes due 2027
Borrowings and Credit Agreements
Total debt principal	$ 372	372
Interest rate, stated percentage	6.25%
3.25% senior exchange debentures due 2035
Borrowings and Credit Agreements
Total debt principal	$ 1	1
Interest rate, stated percentage	3.25%
4.875% senior notes due 2035
Borrowings and Credit Agreements
Total debt principal	$ 652	652
Interest rate, stated percentage	4.875%
6.125% senior notes due 2039
Borrowings and Credit Agreements
Total debt principal	$ 447	447
Interest rate, stated percentage	6.125%
5.75% senior notes due 2041
Borrowings and Credit Agreements
Total debt principal	$ 133	133
Interest rate, stated percentage	5.75%
5.3% senior notes due 2043
Borrowings and Credit Agreements
Total debt principal	$ 750	750
Interest rate, stated percentage	5.30%
5.125% senior notes due 2045
Borrowings and Credit Agreements
Total debt principal	$ 3,500	3,500
Interest rate, stated percentage	5.125%
Capital lease obligation
Borrowings and Credit Agreements
Total debt principal	$ 670	648
Other
Borrowings and Credit Agreements
Total debt principal	43	23
Commercial Paper
Borrowings and Credit Agreements
Total debt principal	$ 1,276	$ 1,874